Cash flow - additional information (Details) £ in Millions, $ in Millions	1 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2024 GBP (£)	Jun. 30, 2024 USD ($)	Jun. 30, 2024 GBP (£)	Jun. 30, 2023 GBP (£)	Dec. 31, 2024 GBP (£)
Disclosure Of Cash Flow [Line Items]
Decrease in net cash generated from operating activities			£ 210
Litigation settlement included in operating activities	£ 267	$ 332
Payments of litigation claim settlements			298	£ 179
Research and development expense			168	194
Net cash used in investing activities			1,433	41
Increase in net cash used in investing activities			1,392
Net proceeds from disposal of shares in associate, net of tax			1,577	0
Purchase of short term investment products, including treasury bills			107	110
Purchase of property, plant and equipment, classified as investing activities			116	110
Purchase of property, plant and equipment, intangible assets other than goodwill, investment property and other non-current assets			£ 146	130
Increase in purchases of property plant and equipment and intangibles			13.00%
Net cash generated in financing activities			£ 3,358	3,023
Outflow due to dividend payment			2,605	2,479
Interest paid, classified as financing activities			889	855
Net inflow (outflow) from borrowings			868	1,004
Outflows relating to derivative financial instruments			115	429
Purchases of own shares			£ 366	0
Brazil
Disclosure Of Cash Flow [Line Items]
Tax benefit arising from previously unrecognised tax loss, tax credit or temporary difference of prior period used to reduce current tax expense				£ 264
Forecast
Disclosure Of Cash Flow [Line Items]
Purchase of property, plant and equipment, intangible assets other than goodwill, investment property and other non-current assets					£ 600